Leases - Additional Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Leases
Total cash outflow	$ 27,368	$ 31,240
Interest on lease liabilities	$ 5,181	$ 6,192